Balances and transactions with related parties and affiliated companies (Tables)	6 Months Ended
Jun. 30, 2019
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Commitments with related parties

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply	Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, Jan 1st, 2010 to Jun 30, 2020.